CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]		Additional Paid-in Capital [Member]		Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2017	$ 74		$ 122,426		$ 112	$ 104,124	$ 226,736
Balance, shares at Dec. 31, 2017	27,898,304
Cumulative effect from adoption of a new accounting standard - ASC 606						43	43
Issuance of shares upon exercise of options		[1]	361				361
Issuance of shares upon exercise of options, shares	99,285
Issuance of shares upon vesting of RSU		[1]		[1]
Issuance of shares upon vesting of RSU, shares	119,916
Share based compensation			4,326				4,326
Share repurchase at cost		[1]	(4,801)				(4,801)
Share repurchase at cost, shares	(200,000)
Other comprehensive income					(300)		(300)
Net income						54,375	54,375
Balance at Dec. 31, 2018	$ 74		122,312		(188)	158,542	280,740
Balance, shares at Dec. 31, 2018	27,917,505
Issuance of shares upon exercise of options		[1]	492				492
Issuance of shares upon exercise of options, shares	246,373
Issuance of shares upon vesting of RSU		[1]		[1]
Issuance of shares upon vesting of RSU, shares	118,486
Share based compensation			5,092				5,092
Share repurchase at cost		[1]	(7,159)				(7,159)
Share repurchase at cost, shares	(276,747)
Other comprehensive income					203		203
Net income						35,171	35,171
Balance at Dec. 31, 2019	$ 74		120,737		15	193,713	$ 314,539
Balance, shares at Dec. 31, 2019	28,005,617						28,005,617
Issuance of shares upon exercise of options		[1]	367				$ 367
Issuance of shares upon exercise of options, shares	302,730
Issuance of shares upon vesting of RSU		[1]		[1]
Issuance of shares upon vesting of RSU, shares	119,281						302,730
Share based compensation			6,949				$ 6,949
Equity component of convertible senior notes, net of issuance costs and tax			13,770				13,770
Share repurchase at cost		[1]	(12,549)				(12,549)
Share repurchase at cost, shares	(250,766)
Other comprehensive income					555		555
Net income						47,907	47,907
Balance at Dec. 31, 2020	$ 74		$ 129,274		$ 570	$ 241,620	$ 371,538
Balance, shares at Dec. 31, 2020	28,176,862						28,176,862

[1]	Less than $1